SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. Investments in entities in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities in which we are deemed to be the primary beneficiary. All intercompany balances and transactions are eliminated. The non-controlling interests of the above mentioned subsidiaries are included in the Balance Sheets and Statements of Operations as “Non-controlling interests”.

Principles of consolidation
Principles of consolidation

A variable interest entity (VIE) is defined by the accounting standard as a legal entity where either (a) equity interest holders, as a group, lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity’s economic performance, and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In consolidating VIEs, on a quarterly basis, we must make assumptions regarding the debt amortization profile and the interest rate to be applied against the VIEs’ debt principal. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited annual financial statements of VIEs, we will make a true-up adjustment for any material differences.

The accompanying consolidated financial statements include the financial statements of the entities listed in Notes 4 and 5.

Business combinations
Business combinations

Business combinations are accounted for under the acquisition method. On acquisition, the identifiable assets, liabilities and contingent liabilities are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair values of the identifiable net assets acquired is recognized as goodwill. Any deficiency of the cost of acquisition below the fair values of the identifiable net assets acquired (i.e. bargain purchase) is credited to the statement of operations in the period of acquisition. The consideration transferred for an acquisition is measured at fair value of the consideration given. Acquisition related costs are expensed as incurred. The results of subsidiary undertakings are included from the date of acquisition.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the acquisition is recorded based on provisional amounts. During the measurement period, we will retrospectively adjust the provisional amounts recognized at the acquisition date reflecting new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date. However, the measurement period does not exceed one year from the acquisition date. During the measurement period, we recognize adjustments to the provisional amounts as if the accounting for the business combination had been completed at the acquisition date and we revise comparative information for prior periods presented in financial statements as needed, including making any change in depreciation, amortization, or other income effects recognized in completing the initial accounting.

Revenue and expense recognition
Revenue and expense recognition

Revenues include minimum lease payments under time charters, fees for repositioning vessels as well as the reimbursement of certain vessel operating and drydocking costs. Revenues generated from time charters, which we classified as operating leases, are recorded over the term of the charter as service is provided. We do not recognize revenues during days that the vessel is off-hire. Incentives for charterers to enter into lease agreements are spread evenly over the lease term. Revenue is presented net of indirect taxes, where applicable.

Repositioning fees (which are included in time charter revenue) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter. Where a vessel undertakes multiple single voyage time charters, revenue is recognized, including the repositioning fee if fixed and determinable, on a discharge-to-discharge basis. Under this basis, revenue is recognized evenly over the period from departure of the vessel from its last discharge port to departure from the next discharge port. For arrangements where operating costs are borne by the charterer on a pass through basis, the pass through of operating costs is reflected in revenue and expenses.

Reimbursement for drydocking costs is recognized evenly over the period to the next drydocking, which is generally between two to five years.

Under our time charters, the majority of voyage expenses are paid by our customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is off-hire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third party management fees.

Operating leases
Operating leases

Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term. Rental income and expense are amortized over the lease term on a straight-line basis.

Income taxes
Income taxes

Income taxes are based on a separate return basis. The guidance on income taxes prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.

We use a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return regarding uncertainties in income tax positions. The first step is recognition: we determine whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The second step is measurement: a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Penalties and interest related to uncertain tax positions are recognized in “Income taxes” in the Consolidated Statements of Operations.

Cash and cash equivalents	Cash and cash equivalents We consider all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash.
Restricted cash and short-term investments
Restricted cash and short-term investments

Restricted cash and short-term investments consist of bank deposits, which may only be used to settle certain pre-arranged loan or lease payments and which are held as cash collateral required for certain swaps and cash held by a VIE. We consider all short-term investments as held to maturity. These investments are carried at amortized cost. We place our short-term investments primarily in fixed term deposits with high credit quality financial institutions.

Trade accounts receivables
Trade accounts receivable

Trade receivables are presented net of allowances for doubtful balances. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful accounts.

Inventories
Inventories

Inventories, which are comprised principally of fuel, lubricating oils and vessel spares, are stated at the lower of cost or market value. Cost is determined on a first-in, first-out basis.

Vessels and equipment
Vessels and equipment

Vessels are stated at cost less accumulated depreciation. The cost of vessels less the estimated residual value is depreciated on a straight-line basis over the assets’ remaining useful economic lives. Management estimates the residual values of our vessels based on a scrap value cost of steel and aluminium times the weight of the vessel noted in lightweight ton. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons.

Cost of building the mooring equipment is capitalized and depreciated over the initial lease term of the related charter.

Refurbishment costs incurred during the period are capitalized as part of vessels and depreciated over the vessels’ remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment.

Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally between two and five years. For vessels that are newly built or acquired, we have adopted the “built-in overhaul” method of accounting. The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets. The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated. When a vessel is disposed, any unamortized drydocking expenditure is charged against income in the period of disposal.

Vessel under capital lease
Vessel under capital lease

We lease one vessel under an agreement that has been accounted for as a capital lease. Obligations under capital lease are carried at the present value of future minimum lease payments, and the asset balance is amortized on a straight-line basis over the remaining economic useful life of the vessel. Interest expense is calculated at a constant rate over the term of the lease.

Depreciation of the vessel under capital lease is included within depreciation and amortization expense in the statement of operations. The vessel under capital lease is depreciated on a straight-line basis over the vessel’s remaining useful economic life, based on a useful life of 40 years. Refurbishment costs and drydocking expenditures incurred in respect of vessel under capital lease is accounted for consistently as that of an owned vessel.

Our capital lease is ‘funded’ via long term cash deposits which closely match the lease liability. Future changes in the lease liability arising from interest rate changes are only partially offset by changes in interest income on the cash deposits, and where differences arise, this is funded by, or released to, available working capital.

Income derived from the sale of subsequently leased assets is deferred and amortized in proportion to the amortization of the leased assets (see note 24). Amortization of deferred income is offset against depreciation and amortization expense in the statement of operations.

Intangible assets
Intangible assets

Intangible assets pertain to customer related and contract based assets representing primarily long-term time charter party agreements acquired in connection with the acquisition of certain subsidiaries from Golar. Intangible assets identified are recorded at fair value. Fair value is determined by reference to the discounted amount of expected future cash flows. These intangible assets are amortized over the term of the time charter party agreement and the amortization expense is included in the statement of operations in the depreciation and amortization line item. Impairment testing is performed when events or changes in circumstances indicate that the carrying amount of the intangible asset may not be recoverable.

Impairment of long-lived assets
Impairment of long-lived assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows and estimates in respect of residual or scrap value. When such events or changes in circumstances are present, we assess the recoverability of long-term assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over the fair value of the assets.

Deferred charges
Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan. Amortization of deferred loan costs is included in “Other financial items, net” in the statement of operations. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Provisions
Provisions

We, in the ordinary course of business, are subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency was present at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If we have determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will provide the lower amount within the range. See note 27, “Other Commitments and Contingencies” for further discussion.

Derivatives
Derivatives

We use derivatives to reduce market risks associated with our operations. We use interest rate swaps for the management of interest risk exposure. The interest rate swaps effectively convert a portion of our debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

We seek to reduce our exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

All derivative instruments are initially recorded at cost as either assets or liabilities in the accompanying balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative.

Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in “Other current liabilities” in the balance sheet. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in “Other non-current assets” in the balance sheet, except if the current portion is a liability, in which case the current portion is included in “Other current liabilities”. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. We have adopted hedge accounting for certain of our interest rate swaps (including our cross currency interest rate swap) arrangements designated as cash flow hedges. For derivative instruments that are not designated or do not qualify as hedges, the changes in fair value of the derivative financial instrument are recognized in earnings and recorded each period in current earnings in “Other financial items, net”.

When a derivative is designated as a cash flow hedge, we formally document the relationship between the derivative and the hedged item. This documentation includes the strategy risk and risk management for undertaking the hedge and the method that will be used to assess effectiveness of the hedge. If the derivative is an effective hedge, changes in the fair value are initially recorded as a component of accumulated other comprehensive income in equity. The ineffective portion of the hedge is recognized immediately in earnings, as are any gains or losses on the derivative that are excluded from the assessment of hedge effectiveness. We do not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold or repaid.

In the periods when the hedged items affect earnings, the associated fair value changes on the hedged derivatives are transferred from equity to the corresponding earnings line item on the settlement of a derivative. The ineffective portion of the change in fair value of the derivative financial instrument is immediately recognized in earnings. If a cash flow hedge is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings at which point they are transferred to the corresponding earnings line item (i.e. interest expense). If the hedged items are no longer probable of occurring, amounts recognized in equity are immediately reclassified to earnings.

Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged. Cash flows from economic hedges are classified in the same category as the items subject to the economic hedging relationship.

Foreign currencies
Foreign currencies

We and our subsidiaries’ functional currency is the U.S. dollar as the majority of the revenues are received in U.S. dollars and a majority of our expenditures are incurred in U.S. dollars. Our reporting currency is U.S. dollars.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction and translation gains or losses are included in the statements of operations.

Fair value measurement
Fair value measurements

We account for fair value measurements in accordance with the accounting standards guidance using fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Use of estimates
Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recently issued accounting standards
Adoption of new accounting standards

In November 2015, the Financial Accounting Standards Board (“FASB”) amended Accounting Standards Codification (“ASC”) 740 to require companies to classify all deferred tax assets and liabilities as non-current on the balance sheet instead of separating deferred taxes into current and non-current amounts. Also, companies will no longer allocate valuation allowances between current and non-current deferred tax assets because those allowances also will be classified as non-current. The guidance may be adopted on either a prospective or retrospective basis. For public business entities, the guidance is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. However, early adoption in permitted. We have elected to adopt the guidance prospectively for annual periods beginning January 1, 2015.

Accounting pronouncements to be adopted

In August 2014, the FASB issued guidance for presentation of financial statement - going concern. The amendments in this update provide guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or available to be issued and to provide related footnote disclosures. The amendments are effective for annual periods beginning after December 15, 2016 and interim periods, and for annual periods ending after December 15, 2016 and interim period within those periods. We have assessed that the adoption of this guidance will not have any impact on our consolidated financial position, results of operations and cash flows.

In January 2015, the FASB issued guidance to simplify the income statement presentation requirements by eliminating the concept of extraordinary items. The guidance is effective prospectively or retrospectively for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.

In February 2015, the FASB issued amendments to ASC 810 requiring re-evaluation of all legal entities under the revised consolidation model. Specifically, the amendments:

•	Modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities;

•	Eliminate the presumption that a general partner should consolidate a limited partnership;

•	Affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and

•
Provide a scope exception from consolidation guidance for reporting entities with interest in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The amendments are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In April 2015, the FASB issued amendments to ASC 835 that would require that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of debt liability, consistent with debt discounts or premiums. The recognition and measurement guidance for debt issuance costs would not be affected by the amendments. Entities must apply the amendments retrospectively. The guidance is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. We have chosen not to early adopt. Had we early adopted, debt issuance costs of $13.7 million as of December 31, 2015 (2014: $13.4 million) would have been reclassified from ‘Other long term assets’ to a direct deduction from ‘Current portion of long-term debt’ and ‘Long-term debt’.

ASC 820, Fair Value Measurement, permits a reporting entity, as a practical expedient, to measure the fair value of certain investments using the net asset value per share of the investment. Currently, investments using the practical expedient are categorized within the fair value hierarchy according to the date when the investment is redeemable. In May 2015, the FASB issued amendments to ASC 820 which have the effect of a) removing the requirement to categorize these investments and b) limiting disclosures of these investments. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.

In May 2014, the FASB issued a new topic ASC 606, Revenue from Contracts With Customers. The intention of the topic is to harmonize revenue recognition requirements with the newly issued standard, IFRS 15, by the International Accounting Standards Board (IASB). The initial effective date for public business entities was for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The revised effective date for public entities is for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Public entities will be permitted to adopt the standard as early as the original public entity effective date.We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In July 2015, the FASB issued amendments to ASC 330 that simplifies the subsequent measurement of inventory by requiring inventory to be measured at the lower of cost and net realizable value. The guidance is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2016. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.

In August 2015, the FASB deferred by one year the effective date of its new revenue recognition standard for public and non-public entities reporting under US GAAP. The new revenue recognition standard will be effective for public entities for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Public entities will be permitted to adopt the standard as early as the original public entity effective date, i.e. annual reporting periods beginning after December 15, 2016 and interim periods therein. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In September 2015, the FASB issued amendments to ASC 805. The guidance eliminates the requirement that an acquirer in a business combination account for measurement-period adjustments retrospectively. Instead, an acquirer will recognize a measurement-period adjustment during the period in which it determines the amount of the adjustment, including the effect on earnings of any amounts it would have recorded in previous periods if the accounting had been completed at the acquisition date. The guidance is effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2015. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position and results of operations.

In March 2016, the FASB issued guidance (“Topic 842”) to increase transparency and comparability among organizations by requiring i) recognition of lease assets and lease liabilities on the balance sheet and ii) disclosure of key information about leasing arrangements. The accounting applied by lessors under Topic 842 is largely unchanged from previous GAAP. Some changes to the lessor accounting guidance were made to align both of the following: i) the lessor accounting guidance with certain changes made to the lessee accounting guidance and ii) key aspects of the lessor accounting model with revenue recognition guidance. Topic 842 will be effective for fiscal years and interim periods beginning after December 15, 2018, and early adoption is permitted. A modified retrospective approach is required for adoption for all leases that exist at or commence after the date of initial application with an option to use certain practical expedients. We are currently assessing whether we will early adopt, and the impact on our financial statements is not currently estimable.